Significant arrangements (Details) € in Thousands, $ in Millions		1 Months Ended					4 Months Ended	6 Months Ended			12 Months Ended
	May 18, 2022 trading_day market_price shares	May 31, 2021 study	Mar. 31, 2021 USD ($)	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€) patient	Jun. 30, 2022 USD ($) patient	Jun. 30, 2021 EUR (€)	Dec. 31, 2012	Dec. 31, 2021 EUR (€)	Jan. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Contract termination indemnities (PharmaEngine)								€ (963)		€ (5,414)
Royalties agreement, period								6 years	6 years
Other income								€ 1,329		1,309
Increase in loans and conditional advances								0		€ 0
Prepaid expenses								1,425				€ 2,213
Kepler Cheuvreux subscription agreement | BSA
Disclosure of transactions between related parties [line items]
Underwriting agreement, maximum number of shares issued (in shares) | shares	5,200,000
Underwriting agreement, maximum period	24 months
Underwriting agreement, number of daily volume weighted average market price | market_price	2
Underwriting agreement, number of preceding trading days | trading_day	2
Underwriting agreement, maximum discount	5.00%
Gilbert Dupont Agreement
Disclosure of transactions between related parties [line items]
Agreement, renewal period											1 year
Termination of PharmaEngine collaboration agreement, NBTXR3
Disclosure of transactions between related parties [line items]
Contractual commitments, payment | $							$ 6.5
Contractual commitments, milestone payment upon receipt of clinical study reports | $			$ 1.0
Contract termination indemnities (PharmaEngine)								€ 963	$ 1.0
Contractual commitments, milestone payment upon second regulatory approval | $			$ 5.0
Royalties agreement, period			10 years
LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Number of global registrational studies supported | study		5
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Number of patients in clinical trial | patient								340	340
Contractual commitments, payment | $													$ 11.0
Prepaid expenses								€ 500				€ 1,000
EIB loan
Disclosure of transactions between related parties [line items]
Royalties agreement, period						6 years
Increase in loans and conditional advances				€ 14,000	€ 16,000
Borrowings, grace period				2 years